Equity Plans and Stock-based Compensation - Summary of Equity Plans Activity (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option awards outstanding beginning balance	30,166,792		34,883,464	31,662,021	28,955,341
Number of stock option awards forfeited	(353,478)
Number of stock option awards granted			8,912,180	10,780,372	8,811,605
Number of stock option awards granted exercised			(11,042,592)	(4,830,469)	(3,853,935)
Number of stock option awards expired	(17,350)		(2,585,875)	(2,728,460)	(2,250,990)
Number of stock option awards outstanding ending balance	29,795,964	30,166,792	30,166,792	34,883,464	31,662,021	28,955,341
Number of stock option awards options vested and expected to vest	29,795,964	27,483,800	27,483,800
Number of stock option awards exercisable	18,248,059	16,591,050	16,591,050
Weighted average exercise price outstanding beginning balance	$ 0.71		$ 0.65	$ 0.6	$ 0.59
Weighted average exercise price forfeited	0.74
Weighted average exercise price granted			0.75	0.75	0.57
Weighted average exercise price exercised			0.55	0.47	0.35
Weighted average exercise price canceled	58.74		0.84	0.83	0.75
Weighted average exercise price outstanding ending balance	0.67	$ 0.71	0.71	$ 0.65	$ 0.6	$ 0.59
Weighted average exercise price options vested and expected to vest	0.67	0.69	0.69
Weighted average exercise price exercisable	$ 0.64	$ 0.68	$ 0.68
Weighted average remaining contractual term	6 years 10 months 24 days	7 years 3 months 18 days	7 years 3 months 18 days	7 years 3 months 18 days	7 years 4 months 24 days	7 years 8 months 12 days
Weighted average remaining contractual term options vested and expected to vest	6 years 10 months 24 days		7 years 2 months 12 days
Weighted average remaining contractual term exercisable	6 years		6 years 4 months 24 days
Aggregate intrinsic value outstanding	$ 1,064,538,557		$ 19,314,017	$ 7,456,493	$ 8,905,754
Aggregate intrinsic value outstanding exercised			(110,643,446)	(3,464,262)	(1,364,006)
Aggregate intrinsic value outstanding	734,460,000	$ 1,064,538,557	1,064,538,557	$ 19,314,017	$ 7,456,493	$ 8,905,754
Aggregate intrinsic value options vested and expected to vest	734,460,000	969,997,293	969,997,293
Aggregate intrinsic value exercisable	$ 450,546,000	$ 586,047,442	$ 586,047,442
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option awards outstanding beginning balance	30,167,177
Number of stock option awards outstanding ending balance		30,167,177	30,167,177
Weighted average exercise price outstanding beginning balance	$ 0.7
Weighted average exercise price outstanding ending balance		$ 0.7	$ 0.7